CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings	Total China Distance Education Holding Limited shareholders' equity	Noncontrolling interests
Beginning Balance (in shares) at Sep. 30, 2016		131,729,773
Beginning Balance at Sep. 30, 2016	$ 56,472	$ 13	$ 15,697	$ (3,418)	$ 32,944	$ 45,236	$ 11,236
Net income (loss) for the year	16,268				14,935	14,935	1,333
Foreign currency translation adjustments	264			(122)		(122)	386
Stock-based compensation expense (in shares) (Note 25)		125,000
Stock-based compensation expense (Note 25)	2,111		2,111			2,111
Dividends paid by a subsidiary to its noncontrolling interests shareholders (Note 26)	(14,839)				(14,839)	(14,839)
Capital contribution from noncontrolling interests	12,164		1,090			1,090	11,074
Unrealized gain on available-for-sale investments, net of tax effect	173			173		173
Repayment of loan to optionees in connection with exercise of options	199		199			199
Ending Balance (in shares) at Sep. 30, 2017		131,854,773
Ending Balance at Sep. 30, 2017	72,812	$ 13	19,097	(3,367)	33,040	48,783	24,029
Net income (loss) for the year	12,303				11,626	11,626	677
Foreign currency translation adjustments	(8,118)			(6,245)		(6,245)	(1,873)
Options exercised (in shares)		952,148
Options exercised	1,489		1,489			1,489
Stock-based compensation expense (in shares) (Note 25)		468,600
Stock-based compensation expense (Note 25)	2,306		2,306			2,306
Dividends paid by a subsidiary to its noncontrolling interests shareholders (Note 26)	(14,949)				(14,949)	(14,949)
Capital contribution from noncontrolling interests	89		29			29	60
Noncontrolling interest arising from acquisitions	42,598						42,598
Unrealized gain on available-for-sale investments, net of tax effect	2,599			2,599		2,599
Loan to optionees in connection with exercise of options	(1,557)		(1,557)			(1,557)
Repayment of loan to optionees in connection with exercise of options	$ 193		193			193
Ending Balance (in shares) at Sep. 30, 2018	133,275,521	133,275,521
Ending Balance at Sep. 30, 2018	$ 109,765	$ 13	21,557	(7,013)	29,717	44,274	65,491
Net income (loss) for the year	16,194				21,254	21,254	(5,060)
Foreign currency translation adjustments	(8,854)			(6,719)		(6,719)	(2,135)
Stock-based compensation expense (in shares) (Note 25)		935,224
Stock-based compensation expense (Note 25)	2,005		2,005			2,005
Dividends paid by a subsidiary to its noncontrolling interests shareholders (Note 26)	(291)						(291)
Capital contribution from noncontrolling interests	29						29
Unrealized gain on available-for-sale investments, net of tax effect	1,375			1,375		1,375
Repayment of loan to optionees in connection with exercise of options	135		135			135
Purchase of noncontrolling interests of a consolidated subsidiary	(6,309)		810			810	(7,119)
Modified retrospective adjustment of upon adoption of Topic 606	$ 9,697				9,697
Ending Balance (in shares) at Sep. 30, 2019	134,210,745	134,210,745
Ending Balance at Sep. 30, 2019	$ 123,746	$ 13	$ 24,507	$ (12,357)	$ 60,668	$ 72,831	$ 50,915